Taxes on Income	12 Months Ended
Dec. 31, 2022
Taxes on Income [Abstract]
TAXES ON INCOME
NOTE 25:-	TAXES ON INCOME

Tax laws applicable to the Group companies:

Income Tax (Inflationary Adjustments) Law, 1985:

According to the law, until 2007, the results for tax purposes were adjusted for the changes in the Israeli CPI.

In February 2008, the Knesset (Israeli parliament) passed an amendment to the Income Tax (Inflationary Adjustments) Law, 1985, which limits the scope of the law starting 2008 and thereafter. Since 2008, the results for tax purposes are measured in nominal values, excluding certain adjustments for changes in the Israeli CPI carried out in the period up to December 31, 2007. Adjustments relating to capital gains such as for sale of property (betterment) and securities continue to apply until disposal. Since 2008, the amendment to the law includes, among others, the cancellation of the inflationary additions and deductions and the additional deduction for depreciation (in respect of depreciable assets purchased after the 2007 tax year).

a.	Tax rates applicable to the Group companies:

The Israeli corporate tax rate was 23% in 2022, 2021 and 2020.

A company is taxable on its real capital gains at the corporate income tax rate in the year of sale.

In August 2013, the Law for Changing National Priorities (Legislative Amendments for Achieving Budget Targets for 2013 and 2014), 2013 (“the Budget Law”) was published. The Law includes, among others, provisions for the taxation of revaluation gains effective from August 1, 2013. The provisions regarding revaluation gains will become effective only after the publication of regulations defining what should be considered as “retained earnings not subject to corporate tax” and regulations that set forth provisions for avoiding double taxation of foreign assets. As of the date of approval of these financial statements, these regulations have not been published.

b.	Principal tax rates applicable to subsidiaries resident outside of Israel:

Company incorporated in the United States – tax rate of 25%.

Company incorporated in the United Kingdom – tax rate of 19%.

Company incorporated in the Netherland – tax rate of 16.5%.

c.	Final tax assessments:

The Company and its subsidiaries had tax assessments through the 2017 tax year, and are deemed final.

d.	Carryforward tax losses:

The Company has business losses that can be carried forward totaling approximately USD 82,173 thousand. The Company did not create deferred taxes in respect of these business losses and other temporary differences as it does not expect to generate taxable income in the foreseeable future.

e.	Deferred taxes:

Composition and movement in deferred taxes:

	In non-current liabilities (1)	In non-current assets (1)
	USD in thousands

Balance as of January 1, 2021	-	-

Initial consolidation of subsidiaries*	(4,714)	3,550
Charged to profit or loss	58	-
Adjustments arising from translating financial statements from functional currency to presentation currency	(78)	(81)

Balance as of December 31, 2021	(4,734)	3,469

Charged to profit or loss	787	215
Adjustments arising from translating financial statements from functional currency to presentation currency	515	(413)

Balance as of December 31, 2022	(3,432)	3,271

As shown on balance sheet (2):	(161)	-

(1)	The deferred taxes are computed at a tax rate of 23%.
(2)	The deferred tax shown above is not netted off within companies. The balance sheet shows the net position.

f.	Taxes on income included in profit or loss:

	Year ended December 31,
	2022	2021	2020
	USD in thousands

Current taxes	131	412	-
Deferred taxes	(1,002)	58	-
Tax previous years	132	-	-

	(739)	470	-

*	Adjusted retroactively to reflect the effect of the change in the Company’s purchase price allocation during the 12-month measurement period. See Note 1g.

g.	Theoretical tax:

The reconciliation between the tax expense, assuming that all the income and expenses, gains and losses in profit or loss were taxed at the statutory tax rate and the taxes on income recorded in profit or loss, is as follows:

	Year ended December 31,
	2022	2021	2020
	USD in thousands

Loss before taxes on income	(80,739)	(13,153)	(2,760)

Statutory tax rate	23%	23%	23%

Tax computed at the statutory tax rate	(18,570)	(3,025)	(634)

Increase (decrease) in taxes on income resulting from the following factors:
Different tax rate applicable to foreign subsidiary	(225)	1	-
Utilization of carryforward losses for which no deferred taxes were computed in the past	-	(32)	-
Other losses and temporary differences for which no deferred taxes were computed	17,699	3,433	634
Tax previous years	132
Other, net	225	93	-

Taxes on income	(739)	470	-